Collaborative Agreement (Details) - USD ($)		2 Months Ended	12 Months Ended
	May 06, 2016	Sep. 30, 2015	Sep. 30, 2016	Dec. 29, 2015
Collaborative Agreement (Textual)
Amount received from BriVision		$ 22,517
Common stock newly issued, value		$ 51,958	$ 3,250,000
Collaborative Agreement [Member]
Collaborative Agreement (Textual)
Collaborative agreement schedule of settlement, description

●	upfront payment shall upon the signing of this Collaborative Agreement: 3.5% of total payment. After receiving upfront payment from BriVision, BioLite has to deliver all data to BriVision in one week.

●	upon the first IND submission, BriVision shall pay, but no later than December 15, 2016: 6.5% of total payment. After receiving second payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of first phase II clinical trial, BriVision shall pay, but no later than September 15, 2017: 15% of total payment. After receiving third payment from BriVision, BioLite has to deliver phase II clinical study report to BriVision in three months.

●	upon the phase III IND submission, BriVision shall pay, but no later than December 15, 2018: 20% of total payment. After receiving forth payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of phase III, BriVision shall pay, but no later than September 15, 2019:25% of total payment. After receiving fifth payment from BriVision, BioLite has to deliver phase III clinical study report to BriVision in three months.

●	upon the NDA submission, BriVision shall pay, but no later than December 15, 2020, BriVision shall pay: 30% of total payment. After receiving sixth payment from BriVision, BioLite has to deliver NDA package to BriVision in one week.

Collaborative agreement material terms, description
● is responsible to make up-front, milestone and royalty payments to BioLite, as described in the foregoing paragraph and below.

●	As between BioLite and ABVC, BioLite owns all files, data, confidential and non-public information, including, without limitation, all IND packages and clinical study reports, regarding the Compounds (collectively, the “Compound IP”), to the extent developed in Taiwan, and owns all Compound IP to the extent developed in North America. BioLite grants an exclusive license to its Compound IP to for the purpose of further development and commercialization of the Compounds in North America. BioLite and share the responsibility of preparing for clinical trials by delivering Compound IP and preparing related materials.

●	is responsible for all clinical trial expenses incurred in North America. BioLite paid all clinical trial expenses for trials conducted in Taiwan thus far.

●	The Collaborative Agreement will remain in effect for fifteen years from the date of first commercial sale of Product in the U.S. or Canada. Either party may terminate upon thirty days’ prior written notice for breach or insolvency.

●	agreed to pay to BioLite an aggregate of One Hundred Million Dollars ($100,000,000) (the “Aggregate Amount”) in milestone payments during the term of the agreement, payable in cash or Company equity. A percentage of the Aggregate Amount will be paid to BioLite upon each completion of a milestone by BioLite as set forth in the Collaborative Agreement. An upfront payment of $3,500,000 (the “Milestone Payment”), which is 3.5% of total payments due under the Collaborative Agreement, was to be paid by us upon signing of the Collaboration Agreement. On May 6, 2016, we and BioLite amended the payment terms under the Collaborative Agreement by entering into a Milestone Payment Agreement, pursuant to which we paid $2,600,000 in cash and $900,000 in newly issued shares of our common stock, at the price of $1.60 per share, for an aggregate number of 562,500 shares.

●	Milestones are reached by BioLite upon submissions of IND and NDAs for the Products, and completion of phases in the application processes, as set forth in the Collaborative Agreement.

●	In addition to the Aggregate Amount, will pay to BioLite five percent (5%) of net sales of Products in the U.S. and Canada.

Amount received from BriVision				$ 100,000,000
Upfront payments			$ 3,500,000
Percentage of payments under collaborative agreement			3.50%
Milestone payments to BioLite in cash	$ 2,600,000
Common stock newly issued, value	$ 900,000
Common stock newly issued, shares	562,500
Share price	$ 1.60